Issued Capital (Details) $ / shares in Units, $ in Millions										2 Months Ended	6 Months Ended			12 Months Ended
		Jul. 17, 2024	Jul. 17, 2024 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares	Oct. 24, 2023 USD ($) $ / shares	Jan. 03, 2022 USD ($) $ / shares shares	Jan. 03, 2022 AUD ($) shares	Aug. 06, 2020 USD ($) $ / shares	Jan. 20, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 AUD ($)	Oct. 16, 2023 shares	Sep. 15, 2022	Aug. 17, 2022 shares	Apr. 30, 2022 shares	Jan. 19, 2022 shares	Jan. 20, 2020 AUD ($)	Jan. 20, 2020 HKD ($)
Issued Capital (Details) [Line Items]
Number of outstanding shares (in Shares) | shares																		21,486,202
Fractional shares (in Shares) | shares																		2,148,501
Issuance of convertible note purchase agreements						$ 10,000,000	$ 13,910,256
Issuance of convertible notes						$ 10,000,000
Interest percentage				12.00%	12.00%	6.00%	6.00%							5.00%					5.00%
Maturing period						2 years	2 years	2 years	2 years
Conversion price per share (in Dollars per share) | $ / shares			$ 1.3	$ 1.42	$ 1.42	$ 3.12					$ 2.5			$ 3.25
Conversion of noteholder percentage				19.99%		4.99%	4.99%
Converted shares (in Shares) | shares						3,205,128	3,205,128
Issued shares (in Shares) | shares	[1]										2,052,359			3,410,434		932,826
Principal amount								$ 1,650,000	$ 1,800,000														$ 2,600,000	$ 14
Convertible promissory note percentage									10.00%
Total interest paid																$ 125,852	$ 174,811
Share price per share (in Dollars per share) | $ / shares								$ 3				[2]			[2]
Subscription agreements amount											$ 5,500,000		$ 8,125,094
Conversion price percentage											25.00%		25.00%
Convert to shares percentage											90.00%		90.00%
Issue of convertible note														$ 2,544,840
Issue of convertible note											$ 65,464,091	[2]		$ 68,977,851	[2]	$ 35,970,373
Conversion Percentage					19.99%
Warrants exercised			$ 525,000
Warrant term			2 years
Warrant exercised price per share (in Dollars per share) | $ / shares										$ 1.26
Exercise warrant holder percentage			19.99%			4.99%	4.99%			4.99%
Convertible shares (in Shares) | shares			403,846
Warrants term						2 years	2 years			2 years
Share option term																10 years	10 years
Exceed percentage																20.00%	20.00%
Noteholders Warrants [Member]
Issued Capital (Details) [Line Items]
Issued shares (in Shares) | shares																46,741
Warrants exercised						$ 8,000,000				$ 3,200,000
Convertible shares (in Shares) | shares						2,139,032	2,139,032			2,539,682
Montague Capital Pty Ltd [Member]
Issued Capital (Details) [Line Items]
Interest percentage		6.00%	6.00%
Maturing period		2 years
Conversion price per share (in Dollars per share) | $ / shares			$ 1.25
Working capital			$ 350,000
Equity interest percentage		19.99%	19.99%
Warrant percentage			150.00%
Warrants exercised			$ 525,000
Warrant term			2 years
Warrant exercised price per share (in Dollars per share) | $ / shares			$ 1.3
Exercise warrant holder percentage			19.99%
Convertible Note [Member]
Issued Capital (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 3.74								$ 2.5
Issued shares (in Shares) | shares											240,000			240,000							507,692	664,871
Share price per share (in Dollars per share) | $ / shares											$ 2.5
Issue of convertible note											$ 5,500,000			$ 600,000
Options [Member]
Issued Capital (Details) [Line Items]
Issued shares (in Shares) | shares																				2,200,000
Convertible Note [Member]
Issued Capital (Details) [Line Items]
Issue of convertible note					$ 15,000,000
NSI Note [Member]
Issued Capital (Details) [Line Items]
Issue of convertible note					$ 15,000,000
CPNotes [Member] | Convertible Note [Member]
Issued Capital (Details) [Line Items]
Issue of convertible note											$ 600,000

[1]	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.
[2]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.